CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital	Additional paid-in capital	Treasury shares	Foreign currency translation reserve	Capital reserve for options	Capital reserve for remeasurement gains on defined benefit plans	Accumulated deficit	Non- controlling interests	Total
Balance as of beginning at Dec. 31, 2021	$ 56,852	$ 42	$ 125,484	$ (86)	$ 2,966	$ 1,002	$ 442	$ (72,998)	$ 3,911	$ 60,763
Exercise of share options	402		402							402
Exercise of Employee options			(30)	30
Share-based payments	720		720						252	972
Equity component of transaction with non-controlling interest	177		177						(177)
Net profit (loss)	25							25	42	67
Total other comprehensive income (loss)	(6,192)				(6,192)				(335)	(6,527)
Balance as of ending at Jun. 30, 2022	51,984	42	126,753	(56)	(3,226)	1,002	442	(72,973)	3,693	55,677
Balance as of beginning at Dec. 31, 2021	56,852	42	125,484	(86)	2,966	1,002	442	(72,998)	3,911	60,763
Exercise of share options	2,976	1	2,975							2,976
Exercise of Employee options			(84)	84
Share-based payments	1,347		1,347						410	1,757
Equity component of transaction with non-controlling interest	287		287						(287)
Dividend to non-controlling interests									(130)	(130)
PPA Adjustments									(174)	(174)
Net profit (loss)	(76)							(76)	291	215
Total other comprehensive income (loss)	(5,699)				(6,257)		558		(419)	(6,118)
Balance as of ending at Dec. 31, 2022	55,687	43	130,009	(2)	(3,291)	1,002	1,000	(73,074)	3,602	59,289
Exercise of share options	25,631	5	25,114			512				25,631
Share-based payments	691		691						85	776
Equity component of transaction with non-controlling interest	60		60						(60)
Dividend to non-controlling interests									(376)	(376)
Net profit (loss)	(2,217)							(2,217)	97	(2,120)
Total other comprehensive income (loss)	(3,402)				(3,402)				(169)	(3,571)
Balance as of ending at Jun. 30, 2023	$ 76,450	$ 48	$ 155,874	$ (2)	$ (6,693)	$ 1,514	$ 1,000	$ (75,291)	$ 3,179	$ 79,629